Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative assets and liabilities measured at fair value
.
The table below summarizes our derivative assets and liabilities that were measured at fair value as of December 31, 2011 and December 25, 2010. See Note 1 "Basis of Presentation and Summary of Significant Accounting Policies" for further discussion related to measuring fair value derivative instruments.

		Fair Value Measurements at December 31, 2011 Using
	Total at December 31, 2011	Quoted prices in active markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In millions)
Cross currency swaps	$(311.9)	$—	$(311.9)	$—
Foreign currency forwards	2.2	—	2.2	—
Commodity swaps	(6.9)	—	(6.9)	—
Total	$(316.6)	$—	$(316.6)	$—

		Fair Value Measurements at December 25, 2010 Using
	Total at December 25, 2010	Quoted prices in active markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In millions)
Cross currency swaps	$(412.2)	$—	$(412.2)	$—
Forward starting interest rate swaps	(16.3)	—	(16.3)	—
Foreign currency forwards	(2.0)	—	(2.0)	—
Commodity swaps	1.2	—	1.2	—
Total return swaps	2.9	—	—	2.9
Total	$(426.4)	$—	$(429.3)	$2.9

Summarizes derivative valuation activity using significant unobservable inputs (Level 3)
The table below summarizes derivative valuation activity using significant unobservable inputs (Level 3) (In millions):

Rollforward of Level 3 Inputs
Balance at December 26, 2009	$—
Total gains or losses (realized/unrealized)
Included in earnings (or change in net assets)	—
Included in AOCI	—
Purchases, issuances and settlements	2.9
Transfers In/Out of Level 3	—
Balance at December 25, 2010	$2.9
Total gains or losses (realized/unrealized)
Included in earnings (or change in net assets)	1.5
Included in AOCI	—
Purchases, issuances and settlements	(4.4)
Transfers In/Out of Level 3	—
Balance at December 31, 2011	$—

Fair Value of Derivative Instruments in the Condensed Consolidated Balance Sheets
Fair Value of Derivative Instruments in the Consolidated Balance Sheet (in millions, except for certain commodity swaps with notional amounts measured in Metric Tonnes, as noted)

	As of December 31, 2011
			Asset derivatives		Liability derivatives
	Notional amount		Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as hedging instruments:
Cross currency swaps	CAD	901.3	Other current assets	$—	Current derivative hedging instruments	$(103.2)
			Other assets	—	Long term derivative hedging instruments	(208.7)
Foreign currency forwards	USD	464.6	Other current assets	—	Current derivative hedging instruments	(1.3)
			Other assets	3.4	Long term derivative hedging instruments	—
Commodity swaps	Gigajoules	2.2	Other current assets	—	Current derivative hedging instruments	(1.8)
			Other assets	—	Long term derivative hedging instruments	(0.5)
Total derivatives designated as hedging instruments				$3.4		$(315.5)
Derivatives not designated as hedging instruments:
Aluminum swaps	Metric tonnes (actual)	8,825.0	Other current assets	$—	Current derivative hedging instruments	$(1.3)
			Other assets	—	Long term derivative hedging instruments	(3.3)
Diesel swaps	Metric tonnes (actual)	9,668.0	Other current assets	0.1	Current derivative hedging instruments	—
Total derivatives not designated as hedging instruments				$0.1		$(4.6)

	As of December 25, 2010
			Asset derivatives		Liability derivatives
	Notional amount		Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as hedging instruments:
Cross currency swaps	USD	1,637.1	Other current assets	$—	Current derivative hedging instruments	$(11.2)
			Other assets	—	Long term derivative hedging instruments	(401.0)
Forward starting interest rate swaps	USD	—	Other current assets	—	Current derivative hedging instruments	—
Foreign currency forwards	USD	426.0	Other current assets	0.3	Current derivative hedging instruments	(12.4)
			Other assets	0.1	Long term derivative hedging instruments	(3.4)
Commodity swaps	Gigajoules	2.2	Other current assets	0.1	Current derivative hedging instruments	(1.8)
			Other assets	—	Long term derivative hedging instruments	(0.4)
Total derivatives designated as hedging instruments				$0.5		$(430.2)
Derivatives not designated as hedging instruments:
Foreign currency forwards	USD	13.9	Other current assets	$—	Current derivative hedging instruments	$(0.8)
Total return swap	AUD	42.1	Other current assets	1.2	Current derivative hedging instruments	—
Option contracts	FGL.ASX Shares	7.6	Other current assets	3.1	Current derivative hedging instruments	(0.2)
Total derivatives not designated as hedging instruments				$4.3		$(1.0)
MCBC allocates the current and non-current portion of each contract to the corresponding derivative account above.

For the year ended December 31, 2011
Derivatives not in hedging relationship	Location of gain (loss) recognized in income on derivative	Amount of gain (loss) recognized in income on derivative
Commodity swaps	Cost of goods sold	$(4.7)
Cash settled total return swap	Other income (expense), net	(0.6)
Option contracts	Other income (expense), net	1.5
Foreign currency forwards	Other income (expense), net	(0.1)
		$(3.9)

The Effect of Derivative Instruments on the Condensed Consolidated Statements of Operations
.
The Effect of Derivative Instruments on the Consolidated Statement of Operations (in millions)

For the year ended December 31, 2011
Derivatives in cash flow hedge relationships	Amount of gain (loss) recognized in OCI on derivative (effective portion)	Location of gain (loss) reclassified from AOCI into income (effective portion)	Amount of gain (loss) recognized from AOCI on derivative (effective portion)	Location of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Cross currency contracts(1)	$(0.2)	Other income (expense), net	$3.0	Other income (expense), net	$—
		Interest expense	—	Interest expense	—
Forward starting interest rate swaps	—	Interest expense	(1.6)	Interest expense	—
Foreign currency forwards	(0.4)	Other income (expense), net	(6.7)	Other income (expense), net	—
		Cost of goods sold	(9.6)	Cost of goods sold	—
		Marketing, general and administrative expenses	—	Marketing, general and administrative expenses	—
Commodity swaps	(0.1)	Cost of goods sold	—	Cost of goods sold	—
Total	$(0.7)		$(14.9)		$—

(1)
As cash flow hedges, the foreign exchange gain (loss) component of these cross currency swaps was offset by the corresponding gain (loss) on the hedged forecasted transactions in Other income (expense), net and Interest expense, net. In the fourth quarter of 2011, the cross currency swaps were dedesignated as cash flow hedges and redesignated in net investment hedges.

For the year ended December 31, 2011
Derivatives in net investment hedge relationships	Amount of gain (loss) recognized in OCI on derivative (effective portion)	Location of gain (loss) reclassified from AOCI into income (effective portion)	Amount of gain (loss) recognized from AOCI on derivative (effective portion)	Location of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Cross currency contracts	$0.3	Other income (expense), net	$—	Other income (expense), net	$—
Total	$0.3		$—		$—
Note: Amounts recognized in AOCI related to cash flow and net investment hedges are presented gross of taxes

During the period we recorded no significant ineffectiveness related to these cash flow and net investment hedges.

For the year ended December 25, 2010
Derivatives in cash flow hedge relationships	Amount of gain (loss) recognized in OCI on derivative (effective portion)	Location of gain (loss) reclassified from AOCI into income (effective portion)	Amount of gain (loss) recognized from AOCI on derivative (effective portion)	Location of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Cross currency contracts(1)	$9.9	Other income (expense), net	$(39.9)	Other income (expense), net	$—
		Interest expense	(12.1)	Interest expense	—
Forward starting interest rate swaps	(13.9)	Interest expense	(0.2)	Interest expense	—
Foreign currency forwards	(6.3)	Other income (expense), net	(5.0)	Other income (expense), net	—
		Cost of goods sold	(1.7)	Cost of goods sold	—
		Marketing, general and administrative expenses	0.1	Marketing, general and administrative expenses	—
Commodity swaps	(1.2)	Cost of goods sold	(1.7)	Cost of goods sold	—
Total	$(11.5)		$(60.5)		$—
Note: Amounts recognized in AOCI are presented gross of taxes

(1)
The foreign exchange gain (loss) component of these cross currency swaps is offset by the corresponding gain (loss) on the hedged forecasted transactions in Other income (expense), net and Interest expense, net.

During the period we recorded no significant ineffectiveness related to these cash flow hedges.

For the year ended December 26, 2009
Derivatives in cash flow hedge relationships	Amount of gain (loss) recognized in OCI on derivative (effective portion)	Location of gain (loss) reclassified from AOCI into income (effective portion)	Amount of gain (loss) recognized from AOCI on derivative (effective portion)	Location of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Cross currency contracts(1)	$(3.2)	Other income (expense), net	$(120.3)	Other income (expense), net	$—
		Interest expense	(5.8)	Interest expense	—
Forward starting interest rate swaps	5.8	Interest expense	—	Interest expense	—
Foreign currency forwards	(61.7)	Other income (expense), net	3.0	Other income (expense), net	—
		Cost of goods sold	13.8	Cost of goods sold	—
		Marketing, general and administrative expenses	(0.5)	Marketing, general and administrative expenses	—
Commodity swaps	1.1	Cost of goods sold	(3.5)	Cost of goods sold	—
Total	$(58.0)		$(113.3)		$—
Note: Amounts recognized in AOCI are presented gross of taxes

(1)
The foreign exchange gain (loss) component of these cross currency swaps is offset by the corresponding gain (loss) on the hedged forecasted transactions in Other income (expense), net and Interest expense, net.

During the period we recorded no significant ineffectiveness related to these cash flow hedges.

Other Derivatives
Other Derivatives (in millions)

For the year ended December 31, 2011
Derivatives not in hedging relationship	Location of gain (loss) recognized in income on derivative	Amount of gain (loss) recognized in income on derivative
Commodity swaps	Cost of goods sold	$(4.7)
Cash settled total return swap	Other income (expense), net	(0.6)
Option contracts	Other income (expense), net	1.5
Foreign currency forwards	Other income (expense), net	(0.1)
		$(3.9)

For the year ended December 25, 2010
Derivatives not in hedging relationship	Location of gain (loss) recognized in income on derivative	Amount of gain (loss) recognized in income on derivative
Cash settled total return swap	Other income (expense), net	$28.3
Option contracts	Other income (expense), net	21.7
Foreign currency forwards	Other income (expense), net	(6.0)
		$44.0

For the year ended December 26, 2009
Derivatives not in hedging relationship	Location of gain (loss) recognized in income on derivative	Amount of gain (loss) recognized in income on derivative
Cash settled total return swap	Other income (expense), net	$0.7
Physical commodity contracts	Cost of goods sold	(9.6)
		$(8.9)

Other Derivatives (in millions)

For the year ended December 31, 2011
Derivatives not in hedging relationship	Location of gain (loss) recognized in income on derivative	Amount of gain (loss) recognized in income on derivative
Commodity swaps	Cost of goods sold	$(4.7)
Cash settled total return swap	Other income (expense), net	(0.6)
Option contracts	Other income (expense), net	1.5
Foreign currency forwards	Other income (expense), net	(0.1)
		$(3.9)

For the year ended December 25, 2010
Derivatives not in hedging relationship	Location of gain (loss) recognized in income on derivative	Amount of gain (loss) recognized in income on derivative
Cash settled total return swap	Other income (expense), net	$28.3
Option contracts	Other income (expense), net	21.7
Foreign currency forwards	Other income (expense), net	(6.0)
		$44.0

For the year ended December 26, 2009
Derivatives not in hedging relationship	Location of gain (loss) recognized in income on derivative	Amount of gain (loss) recognized in income on derivative
Cash settled total return swap	Other income (expense), net	$0.7
Physical commodity contracts	Cost of goods sold	(9.6)
		$(8.9)